UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-21075

Dreyfus Institutional Cash Advantage Funds
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:		(212) 922-6000
Date of fiscal year end:	4/30
Date of reporting period:	1/31/2010

FORM N-Q

Item 1.	Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Institutional Cash Advantage Fund
January 31, 2010 (Unaudited)

Negotiable Bank Certificates of Deposit--56.1%	Principal Amount ($)	Value ($)
Allied Irish Banks (Yankee)
0.56% - 0.58%, 3/15/10 - 4/6/10	650,000,000	650,000,000
Banco Bilbao Vizcaya Argentaria (Yankee)
0.24% - 0.32%, 2/16/10 - 7/30/10	1,160,000,000 a	1,160,006,885
Bank of Ireland (Yankee)
0.62%, 3/23/10	700,000,000 b	700,000,000
Bank of Nova Scotia (Yankee)
0.30% - 0.31%, 3/29/10 - 4/15/10	630,000,000	630,000,000
Bank of Tokyo-Mitsubishi Ltd. (Yankee)
0.24% - 0.25%, 2/12/10 - 3/4/10	1,300,000,000	1,300,000,000
Barclays Bank PLC (Yankee)
0.42% - 0.55%, 3/22/10 - 5/12/10	650,000,000	650,000,000
BNP Paribas (Yankee)
0.30%, 7/15/10	1,000,000,000	1,000,000,000
Calyon NA (Yankee)
0.22% - 0.60%, 2/5/10 - 7/2/10	1,600,000,000	1,600,000,000
Citibank N.A.
0.20%, 2/16/10	150,000,000	150,000,000
Credit Industriel et Commercial (London) (Yankee)
0.30% - 0.33%, 2/8/10 - 3/1/10	1,500,000,000	1,500,006,897
DZ Bank AG (Yankee)
0.21%, 4/7/10 - 4/15/10	900,000,000	900,000,000
HSBC USA Inc. (London)
0.32%, 3/29/10	75,000,000	75,000,000
ING Bank N.V. (London)
0.24% - 0.27%, 2/16/10 - 5/4/10	1,500,000,000	1,500,000,000
Intesa Sanpaolo SpA (Yankee)
0.31% - 1.08%, 3/29/10 - 5/21/10	1,150,000,000	1,150,000,000
Mizuho Corporate Bank (Yankee)
0.25%, 2/5/10	565,000,000	565,000,000
Natixis (Yankee)

0.28%, 4/5/10 - 4/6/10	1,100,000,000	1,100,000,000
Rabobank Nederland (Yankee)
0.30% - 0.31%, 3/29/10 - 7/7/10	1,300,000,000	1,300,000,000
Royal Bank of Scotland PLC (Yankee)
0.28%, 2/16/10	1,000,000,000	1,000,000,000
Societe Generale (Yankee)
0.23%, 3/1/10	700,000,000	700,000,000
UBS AG (Yankee)
0.24% - 0.38%, 2/16/10 - 7/22/10	1,400,000,000	1,400,000,000
Unicredit Bank AG (Yankee)
0.34% - 0.45%, 2/5/10 - 3/8/10	1,300,000,000	1,300,000,000
Unicredit SPA (Yankee)
0.34%, 3/4/10	250,000,000	250,000,000
Westpac Capital Corp.
0.29%, 2/12/10	250,000,000 a	250,000,000
Total Negotiable Bank Certificates of Deposit
(cost $20,830,013,782)		20,830,013,782
Commercial Paper--14.4%
Abbey National North America LLC
0.12%, 2/1/10	1,500,000,000	1,500,000,000
Banco Bilbao Vizcaya Argentaria
0.32% - 0.34%, 4/15/10 - 5/5/10	500,000,000	499,629,667
Deutsche Bank Financial LLC
0.28%, 7/29/10	235,000,000	234,674,655
Fortis Banque Luxembourg S.A.
0.29%, 3/1/10	300,000,000	299,932,333
Fortis Funding LLC
0.22%, 4/29/10	265,000,000 b	264,859,108
General Electric Capital Corp.
0.12% - 0.29%, 2/1/10 - 6/23/10	875,000,000	874,707,799
General Electric Co.
0.12%, 2/1/10	450,000,000	450,000,000
NRW Bank
0.24%, 5/7/10	345,000,000	344,781,500
Societe Generale N.A. Inc.
0.23% - 0.24%, 3/4/10 - 4/12/10	900,000,000	899,677,250
Total Commercial Paper

(cost $5,368,262,312)		5,368,262,312
Asset-Backed Commercial Paper--2.2%
Atlantis One Funding Corp.
0.32%, 3/25/10	200,000,000 b	199,907,556
Gemini Securitization Corp., LLC
0.13%, 2/1/10	600,000,000 b	600,000,000
Total Asset-Backed Commercial Paper
(cost $799,907,556)		799,907,556
Corporate Notes--4.8%
Bank of America Securities LLC
0.28%, 2/1/10	620,000,000	620,000,000
Barclays Bank PLC
0.68%, 2/20/10	675,000,000	675,000,000
Credit Suisse
0.31%, 2/10/10	500,000,000	500,000,000
Total Corporate Notes
(cost $1,795,000,000)		1,795,000,000
Short-Term Bank Note--2.2%
Bank of America N.A.
0.31%, 7/6/10 - 7/12/10
(cost $800,000,000)	800,000,000	800,000,000
U.S. Government Agency--1.3%
Federal Home Loan Mortgage Corp.
0.23%, 4/16/10
(cost $500,000,000)	500,000,000 [a,c]	500,000,000
Time Deposits--15.2%
Citibank N.A. (Nassau)
0.12%, 2/1/10	1,000,000,000	1,000,000,000
Commerzbank AG (Grand Cayman)
0.12%, 2/1/10	500,000,000	500,000,000
Deutsche Bank AG (Grand Cayman)
0.12%, 2/1/10	486,000,000	486,000,000
DnB NOR Bank ASA (Grand Cayman)
0.13%, 2/1/10	1,500,000,000	1,500,000,000
Landesbank Hessen-Thuringen Girozentrale (Grand Cayman)
0.13%, 2/1/10	350,000,000	350,000,000

Nordea Bank Finland PLC (Grand Cayman)
0.13%, 2/1/10	1,700,000,000	1,700,000,000
State Street Bank and Trust Co. (Grand Cayman)
0.10%, 2/1/10	125,000,000	125,000,000
Total Time Deposits
(cost $5,661,000,000)		5,661,000,000
Repurchase Agreements--5.1%
Barclays Financial LLC
0.10%-0.23%, dated 1/29/10, due 2/1/10 in the amount
of $101,001,925 (fully collateralized by $98,432,292
Corporate Bonds, 5.50%-9.25%, due 9/15/10-8/15/35,
value $103,000,001, $25,000 U.S. Treasury Bills, due
6/10/10, value $24,991 and $972,100 U.S. Treasury
Notes, 4.75%, due 2/15/10, value $995,066)	101,000,000	101,000,000
Deutsche Bank Securities
0.11%, dated 1/29/10, due 2/1/10 in the amount of
$1,500,013,750 (fully collateralized by $131,479,000
Federal Farm Credit Bank, 0.45%-3.75%, due
2/11/10-6/18/12, value $133,699,158, $349,280,000
Federal Home Loan Bank, 0%-5%, due 2/17/10-9/25/12,
value $355,134,356, $603,542,000 Federal Home Loan
Mortgage Corp., 0%-6.88%, due 2/9/10-3/26/14, value
$622,584,494 and $406,909,000 Federal National
Mortgage Association, 0%-6.21%, due 3/10/10-8/6/38,
value $418,582,679)	1,500,000,000	1,500,000,000
Goldman, Sachs & Co.
0.11%, dated 1/29/10, due 2/1/10 in the amount of
$300,002,750 (fully collateralized by $302,994,000
Federal Home Loan Mortgage Corp., 2.17%, due 5/7/12,
value $306,000,542)	300,000,000	300,000,000
Total Repurchase Agreements
(cost $1,901,000,000)		1,901,000,000
Total Investments (cost $37,655,183,650)	101.3%	37,655,183,650
Liabilities, Less Cash and Receivables	(1.3%)	(493,297,256)
Net Assets	100.0%	37,161,886,394

a	Variable rate security--interest rate subject to periodic change.

b

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2010, these securities amounted to $1,764,766,664 or 4.7% of net assets.

c

On September 7, 2008, the Federal Housing Finance Agency (FHFA) placed Federal National Mortgage Association and Federal Home Loan Mortgage Corporation into conservatorship with FHFA as the conservator. As such, the FHFA will oversee the continuing affairs of these companies.

At January 31, 2010, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.

These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a unadjusted quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of January 31, 2010 in valuing the fund's investments:

Valuation Inputs	Short-Term Investments ($)+
Level 1 - Unadjusted Quoted Prices	-
Level 2 - Other Significant Observable Inputs	37,655,183,650
Level 3 - Significant Unobservable Inputs	-
Total	37,655,183,650

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) has become the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The ASC has superseded all existing non-SEC accounting and reporting standards. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

It is the fund’s policy to maintain a continuous net asset value per share of $1.00; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the Board of Trustees to represent the fair value of the fund’s investments.

The fund may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the Manager, subject to the seller’s agreement to repurchase and the fund’s agreement to resell such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the terms of the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the fund maintains its right to sell the underlying securities at market value and may claim any resulting loss against the seller.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Institutional Cash Advantage Plus Fund
January 31, 2010 (Unaudited)

Negotiable Bank Certificates of Deposit--53.6%	Principal Amount ($)	Value ($)
Allied Irish Banks (Yankee)
0.56%, 4/6/10	100,000,000	100,000,000
Banco Bilbao Vizcaya Argentaria
0.32%, 2/17/10	70,000,000 a	70,000,000
Bank of Ireland (Yankee)
0.62%, 3/23/10	25,000,000 b	25,000,000
Bank of Tokyo-Mitsubishi Ltd. (Yankee)
0.21%, 4/1/10	100,000,000	100,000,000
Barclays Bank PLC (Yankee)
0.42% - 0.52%, 4/9/10 - 5/12/10	130,000,000	130,000,000
Calyon NA (Yankee)
0.33%, 7/2/10	100,000,000	100,000,000
Citibank N.A.
0.20%, 2/16/10	100,000,000	100,000,000
Credit Industriel et Commercial (Yankee)
0.33%, 2/8/10	50,000,000	50,000,048
Fortis Bank (Yankee)
0.24%, 2/12/10	100,000,000	100,000,000
ING Bank N.V. (London)
0.27%, 2/16/10	50,000,000	50,000,000
Mizuho Corporate Bank (Yankee)
0.25%, 2/5/10	50,000,000	50,000,000
Natixis (Yankee)
0.28%, 4/5/10	100,000,000	100,000,000
Royal Bank of Scotland PLC (Yankee)
0.28%, 2/11/10	50,000,000	50,000,000
Sumitomo Mitsui Banking Corporation (Yankee)
0.24%, 2/12/10	100,000,000	100,000,000
UBS AG (Yankee)
0.38%, 7/12/10	100,000,000	100,000,000
Unicredit SPA (Yankee)

0.34%, 3/8/10	100,000,000	100,000,000
Total Negotiable Bank Certificates of Deposit
(cost $1,325,000,048)		1,325,000,048
Commercial Paper--13.1%
Abbey National North America LLC
0.12%, 2/1/10	100,000,000	100,000,000
Banco Bilbao Vizcaya Argentaria
0.32%, 4/15/10	25,000,000	24,983,778
General Electric Capital Corp.
0.11%, 2/1/10	100,000,000	100,000,000
Societe Generale N.A. Inc.
0.24%, 4/7/10	100,000,000	99,956,667
Total Commercial Paper
(cost $324,940,445)		324,940,445
Asset-Backed Commercial Paper--16.2%
Amsterdam Funding Corp.
0.23%, 2/2/10	40,245,000 b	40,244,743
Atlantis One Funding Corp.
0.32%, 3/25/10	100,000,000 b	99,953,778
CHARTA LLC
0.32%, 7/12/10	100,000,000 b	99,856,889
Gemini Securitization Corp., LLC
0.13%, 2/1/10	100,000,000 b	100,000,000
Windmill Funding Corp.
0.23%, 2/2/10	60,370,000 b	60,369,614
Total Asset-Backed Commercial Paper
(cost $400,425,024)		400,425,024
Corporate Note--3.2%
Bank of America Securities LLC
0.28%, 2/1/10
(cost $80,000,000)	80,000,000	80,000,000
Time Deposit--4.9%
Commerzbank AG (Grand Cayman)
0.12%, 2/1/10
(cost $120,000,000)	120,000,000	120,000,000
Repurchase Agreements--9.0%

Barclays Financial LLC
0.10%, dated 1/29/10, due 2/1/10 in the amount of
$123,001,025 (fully collateralized by $123,700,300
U.S. Treasury Notes, 1.38%, due 3/15/12, value
$125,460,029)	123,000,000	123,000,000
Deutsche Bank Securities
0.11%, dated 1/29/10, due 2/1/10 in the amount of
$100,000,917 (fully collateralized by $58,565,000
Federal Home Loan Bank, 0.60%, due 5/10/11, value
$58,603,555, $16,493,000 Federal Home Loan Mortgage
Corp., 0%, due 7/6/10, value $16,483,104 and
$26,226,000 Federal National Mortgage Association,
3.50%, due 8/25/14, value $26,913,704)	100,000,000	100,000,000
Total Repurchase Agreements
(cost $223,000,000)		223,000,000
Total Investments (cost $2,473,365,517)	100.0%	2,473,365,517
Liabilities, Less Cash and Receivables	(.0%)	(180,104)
Net Assets	100.0%	2,473,185,413

a	Variable rate security--interest rate subject to periodic change.
b

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2010, these securities amounted to $425,425,024 or 17.2% of net assets.

At January 31, 2010, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.

These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a unadjusted quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of January 31, 2010 in valuing the fund's investments:

Valuation Inputs	Short-Term Investments ($)+
Level 1 - Unadjusted Quoted Prices	-
Level 2 - Other Significant Observable Inputs	2,473,365,517
Level 3 - Significant Unobservable Inputs	-
Total	2,473,365,517

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) has become the exclusive reference authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The ASC has superseded all existing non-SEC accounting and reporting standards. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. results could differ from those estimates.

It is the fund’s policy to maintain a continuous net asset value per of $1.00; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the Board of Trustees to represent the fair value of the fund’s investments.

The fund may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the Manager, subject to the seller’s agreement to repurchase and the fund’s agreement to resell such at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an market value greater than or equal to the terms of the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the fund its right to sell the underlying securities at market value and may claim any resulting loss against the seller.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Institutional Cash Advantage Funds

By:	/s/ Bradley J. Skapyak
Bradley J. Skapyak
President

Date:	March 23, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Bradley J. Skapyak
Bradley J. Skapyak
President

Date:	March 23, 2010

By:	/s/ James Windels
James Windels
Treasurer

Date:	March 23, 2010

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)